COMMITMENTS AND CONTINGENCIES - Future Minimum Principal Payments (Details) - Senior and Junior Debt	Dec. 31, 2016 USD ($)
Debt
2017	$ 14,014,411
2018	5,243,265
Total debt	$ 19,257,676